Supplement to the
Consumer Discretionary Portfolio
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Consumer Discretionary Portfolio has been removed.

CPR-SUM-16-01 1.9880381.100	December 1, 2016